UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2014

1.861967.106

HICII-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.1%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 383,926
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	2,583,375
TOTAL CONVERTIBLE BONDS		2,967,301
Nonconvertible Bonds - 77.7%
Aerospace - 0.6%
Alliant Techsystems, Inc. 6.875% 9/15/20	615,000	668,813
GenCorp, Inc. 7.125% 3/15/21	205,000	222,938
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	720,000	766,800
7.125% 3/15/21	890,000	972,325
TransDigm, Inc.:
6% 7/15/22 (e)(g)	845,000	851,338
6.5% 7/15/24 (e)(g)	830,000	842,450
Triumph Group, Inc.:
4.875% 4/1/21	420,000	417,900
5.25% 6/1/22 (e)(g)	360,000	362,700
		5,105,264
Air Transportation - 0.2%
Air Canada 7.75% 4/15/21 (e)	485,000	500,156
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (e)	247,531	256,195
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16	31,995	0
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	885,000	887,213
Class B, 5.375% 5/15/23	365,000	374,125
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	167,013
		2,184,702
Automotive - 1.5%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	320,000	336,000
6.25% 3/15/21	605,000	645,081
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(h)	465,000	473,138
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	351,813
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21	2,350,000	2,679,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 330,000	$ 348,975
6.75% 2/15/21	360,000	389,700
General Motors Acceptance Corp. 8% 11/1/31	1,625,000	2,023,125
General Motors Financial Co., Inc.:
3.25% 5/15/18	460,000	466,900
4.25% 5/15/23	360,000	356,850
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	653,438
Jaguar Land Rover PLC 4.125% 12/15/18 (e)	1,470,000	1,523,288
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,135,000	1,160,538
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	920,000	971,750
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	208,406
Tenneco, Inc. 7.75% 8/15/18	330,000	346,088
		12,934,090
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9079% 7/18/16 (h)	1,055,000	1,082,020
7.5% 9/15/20	2,440,000	2,909,700
8% 3/15/20	1,940,000	2,352,250
GMAC LLC 8% 12/31/18	225,000	267,750
Ocwen Financial Corp. 6.625% 5/15/19 (e)	1,025,000	1,037,813
Royal Bank of Scotland Group PLC 5.125% 5/28/24	940,000	939,393
		8,588,926
Broadcasting - 0.8%
CCU Escrow Corp. 10% 1/15/18 (e)	2,350,000	2,244,250
Clear Channel Communications, Inc.:
4.9% 5/15/15	460,000	479,090
5.5% 12/15/16	1,025,000	1,012,188
10.75% 8/1/16	205,000	207,050
11.25% 3/1/21	760,000	858,800
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	712,400
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	989,750
		6,503,528
Building Materials - 3.3%
Associated Materials LLC 9.125% 11/1/17	275,000	286,000
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	610,200
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,880,000	2,167,640
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC:
6% 4/1/24 (e)	$ 985,000	$ 1,010,856
9.375% 10/12/22 (e)	2,535,000	2,978,625
CEMEX S.A.B. de CV:
5.2336% 9/30/15 (e)(h)	2,475,000	2,561,625
5.875% 3/25/19 (e)	490,000	509,600
7.25% 1/15/21 (e)	3,475,000	3,766,031
CPG Merger Sub LLC 8% 10/1/21 (e)	1,170,000	1,237,275
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,958,425
11.5% 7/15/20	2,555,000	3,066,000
Headwaters, Inc.:
7.25% 1/15/19 (e)	500,000	530,000
7.625% 4/1/19	2,190,000	2,354,250
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (h)	195,000	210,600
Masonite International Corp. 8.25% 4/15/21 (e)	640,000	697,600
Ply Gem Industries, Inc. 6.5% 2/1/22 (e)	1,105,000	1,082,900
U.S. Concrete, Inc. 8.5% 12/1/18 (e)	1,006,000	1,088,995
USG Corp.:
5.875% 11/1/21 (e)	530,000	561,800
7.875% 3/30/20 (e)	750,000	832,500
8.375% 10/15/18 (e)	1,265,000	1,344,063
		28,854,985
Cable TV - 4.6%
Altice S.A. 7.75% 5/15/22 (e)	3,985,000	4,189,231
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,100,000	1,108,250
5.25% 3/15/21	680,000	698,700
5.75% 9/1/23	530,000	545,900
5.75% 1/15/24	2,220,000	2,283,825
6.5% 4/30/21	2,970,000	3,170,475
6.625% 1/31/22	1,305,000	1,411,031
7% 1/15/19	2,855,000	3,019,163
7.375% 6/1/20	900,000	985,500
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,735,000	1,839,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	240,000	237,600
CSC Holdings LLC 6.75% 11/15/21	145,000	161,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DISH DBS Corp.:
5% 3/15/23	$ 865,000	$ 880,138
5.125% 5/1/20	350,000	367,500
5.875% 7/15/22	550,000	589,875
6.75% 6/1/21	1,312,000	1,484,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,165,000	1,304,800
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	514,375
Numericable Group SA:
4.875% 5/15/19 (e)	2,445,000	2,493,900
6% 5/15/22 (e)	2,430,000	2,521,125
6.25% 5/15/24 (e)	480,000	502,200
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	265,000	282,888
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,690,938
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	970,200
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	490,500
Virgin Media Finance PLC 4.875% 2/15/22	645,000	598,238
VTR Finance BV 6.875% 1/15/24 (e)	940,000	996,403
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,389,975
		39,727,705
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	471,175
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	360,750
General Cable Corp. 6.5% 10/1/22 (e)	3,018,000	3,036,863
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	2,340,000	2,427,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,262,688
		7,559,226
Chemicals - 3.6%
Celanese U.S. Holdings LLC 5.875% 6/15/21	430,000	474,613
Chemtura Corp. 5.75% 7/15/21	415,000	427,969
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,810,000	5,062,525
Huntsman International LLC 4.875% 11/15/20	755,000	777,650
INEOS Finance PLC 7.5% 5/1/20 (e)	590,000	644,575
INEOS Group Holdings SA 5.875% 2/15/19 (e)	885,000	901,594
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	312,000	336,180
LSB Industries, Inc. 7.75% 8/1/19 (e)	300,000	320,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	$ 2,315,000	$ 2,494,413
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,725,000	2,725,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,436,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	6,980,000	7,442,425
Tronox Finance LLC 6.375% 8/15/20	7,020,000	7,283,250
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	410,625
		30,737,819
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	443,888
Elizabeth Arden, Inc. 7.375% 3/15/21	925,000	977,031
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	200,000	188,000
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	238,425
6.625% 11/15/22	255,000	279,225
Tempur Sealy International, Inc. 6.875% 12/15/20	395,000	432,525
Wolverine World Wide, Inc. 6.125% 10/15/20	405,000	437,400
		2,996,494
Containers - 3.8%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,195,138
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	490,000	507,150
6.75% 1/31/21 (e)	4,310,000	4,493,175
7% 11/15/20 (e)	284,118	295,482
9.125% 10/15/20 (e)	3,015,000	3,324,038
Ball Corp. 4% 11/15/23	1,400,000	1,323,000
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (e)	390,000	397,800
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,300,000	2,351,750
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	680,000	661,300
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	245,919
7.875% 10/1/18	425,000	449,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 1,560,000	$ 1,622,400
6.875% 2/15/21	2,115,000	2,278,913
7.875% 8/15/19	755,000	824,838
8.25% 2/15/21	3,745,000	3,983,744
9% 4/15/19	635,000	673,100
9.875% 8/15/19	2,090,000	2,301,613
Sealed Air Corp.:
5.25% 4/1/23 (e)	870,000	889,575
6.5% 12/1/20 (e)	920,000	1,025,800
8.375% 9/15/21 (e)	1,560,000	1,786,200
		32,630,373
Diversified Financial Services - 5.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75% 5/15/19 (e)	1,760,000	1,771,000
4.5% 5/15/21 (e)	1,700,000	1,712,750
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,042,913
5.125% 3/15/21	1,745,000	1,775,538
6.25% 12/1/19	895,000	968,838
7.625% 4/15/20	500,000	576,250
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,896,094
5% 5/15/17	1,375,000	1,469,531
5% 8/15/22	675,000	696,938
5.25% 3/15/18	1,360,000	1,460,300
5.375% 5/15/20	1,600,000	1,712,000
5.5% 2/15/19 (e)	915,000	988,200
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (e)	230,000	240,063
FLY Leasing Ltd. 6.75% 12/15/20	470,000	494,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	495,000	500,569
4.875% 3/15/19	3,065,000	3,137,794
6% 8/1/20	1,640,000	1,763,000
International Lease Finance Corp.:
4.625% 4/15/21	915,000	931,013
5.875% 8/15/22	570,000	608,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 1,830,000	$ 2,033,588
7.125% 9/1/18 (e)	2,680,000	3,102,100
8.25% 12/15/20	140,000	169,575
8.625% 9/15/15	2,355,000	2,567,186
8.625% 1/15/22	620,000	767,250
8.75% 3/15/17	3,975,000	4,645,781
8.875% 9/1/17	2,050,000	2,439,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	435,750
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (e)	670,000	737,000
SLM Corp.:
4.875% 6/17/19	2,355,000	2,413,875
5.5% 1/25/23	715,000	706,063
6.125% 3/25/24	470,000	463,185
7.25% 1/25/22	535,000	591,175
8% 3/25/20	2,405,000	2,777,775
8.45% 6/15/18	965,000	1,136,288
		48,732,032
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	820,000	872,275
6.5% 11/15/22	2,160,000	2,311,200
7.625% 3/15/20	1,000,000	1,070,000
7.625% 3/15/20	2,175,000	2,338,125
MDC Partners, Inc. 6.75% 4/1/20 (e)	300,000	317,250
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	693,563
5% 4/15/22 (e)	1,310,000	1,319,825
WMG Acquisition Corp.:
5.625% 4/15/22 (e)	200,000	200,000
6% 1/15/21 (e)	261,000	270,135
		9,392,373
Electric Utilities - 2.2%
Calpine Corp.:
6% 1/15/22 (e)	815,000	874,088
7.5% 2/15/21 (e)	1,963,000	2,134,763
7.875% 1/15/23 (e)	55,000	61,738
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 920,000	$ 998,200
9.875% 10/15/20	1,535,000	1,661,638
InterGen NV 7% 6/30/23 (e)	3,345,000	3,495,525
Mirant Americas Generation LLC:
8.5% 10/1/21	740,000	764,050
9.125% 5/1/31	479,000	488,580
NRG Energy, Inc. 7.875% 5/15/21	465,000	517,313
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,024,045
RRI Energy, Inc. 7.875% 6/15/17	1,140,000	1,208,400
The AES Corp.:
3.2411% 6/1/19 (h)	1,130,000	1,139,888
4.875% 5/15/23	1,980,000	1,940,400
5.5% 3/15/24	310,000	317,750
7.375% 7/1/21	2,015,000	2,317,250
8% 10/15/17	27,000	31,658
		18,975,286
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	565,000	590,425
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	501,400
7% 5/20/22	985,000	1,088,425
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	742,781
6.5% 5/20/21	289,000	311,398
Antero Resources Finance Corp. 5.375% 11/1/21	1,065,000	1,108,931
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	1,750,000	1,697,500
5.875% 8/1/23	315,000	318,150
6.625% 10/1/20	650,000	689,000
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	420,188
5.625% 6/1/24 (e)	415,000	417,594
Chesapeake Energy Corp.:
3.4786% 4/15/19 (h)	1,535,000	1,558,025
4.875% 4/15/22	1,995,000	2,067,319
5.375% 6/15/21	1,800,000	1,917,000
5.75% 3/15/23	865,000	964,475
6.125% 2/15/21	1,005,000	1,129,369
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.625% 8/15/20	$ 1,040,000	$ 1,198,600
6.875% 11/15/20	540,000	627,750
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	910,150
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	250,000	263,750
Clayton Williams Energy, Inc. 7.75% 4/1/19	915,000	972,188
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,340,000	1,396,950
6.125% 3/1/22 (e)	650,000	680,875
7.75% 4/1/19	755,000	807,850
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,170,000	1,229,963
Edgen Murray Corp. 8.75% 11/1/20 (e)	998,000	1,145,205
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	810,000	856,575
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (e)	565,000	574,888
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	599,869
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	925,550
9.375% 5/1/20	1,235,000	1,418,706
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,281,170
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,125,000	1,175,625
6.75% 1/15/22 (e)	470,000	489,975
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	470,000	499,375
Gulfmark Offshore, Inc. 6.375% 3/15/22	505,000	525,200
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	754,000
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	720,000	725,727
Kodiak Oil & Gas Corp. 5.5% 1/15/21	310,000	320,075
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	1,925,000	2,026,063
7.25% 11/1/19 (e)	3,315,000	3,480,750
8.625% 4/15/20	505,000	547,294
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	296,000	319,680
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	260,000	279,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23	$ 1,670,000	$ 1,686,700
7.5% 11/1/19	2,980,000	3,129,000
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	436,100
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,365,000	1,419,600
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	445,000	423,863
5.5% 4/15/23	460,000	470,350
Rosetta Resources, Inc.:
5.625% 5/1/21	725,000	744,938
5.875% 6/1/24	515,000	524,013
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	910,000	953,225
5.625% 4/15/23 (e)	1,885,000	1,936,838
5.75% 5/15/24 (e)	1,335,000	1,371,713
6.25% 3/15/22 (e)	2,080,000	2,220,400
Samson Investment Co. 10.75% 2/15/20 (e)	2,835,000	2,962,575
SemGroup Corp. 7.5% 6/15/21	970,000	1,045,175
SESI LLC 6.375% 5/1/19	1,165,000	1,242,181
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	492,900
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	1,027,000	1,129,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	355,000	378,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	905,000	855,225
5.25% 5/1/23	330,000	337,425
6.375% 8/1/22	311,000	333,548
6.875% 2/1/21	580,000	622,050
Tesoro Corp. 5.125% 4/1/24	335,000	337,513
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	95,000	99,750
5.875% 10/1/20 (e)	930,000	971,850
6.125% 10/15/21	890,000	938,950
		68,618,940
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	$ 200,000	$ 205,000
5.625% 2/15/24 (e)	215,000	220,913
Regal Entertainment Group 5.75% 3/15/22	895,000	924,088
		1,350,001
Environmental - 1.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	755,000	817,288
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	472,556
5.25% 8/1/20	725,000	743,125
Covanta Holding Corp.:
5.875% 3/1/24	505,000	516,363
6.375% 10/1/22	811,000	872,839
7.25% 12/1/20	825,000	902,344
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	2,780,000	2,946,800
Tervita Corp.:
8% 11/15/18 (e)	5,005,000	5,142,638
9.75% 11/1/19 (e)	1,680,000	1,570,800
10.875% 2/15/18 (e)	1,550,000	1,523,185
		15,507,938
Food & Drug Retail - 1.8%
JBS Investments GmbH:
7.25% 4/3/24 (e)	1,175,000	1,227,441
7.75% 10/28/20 (e)	3,505,000	3,762,442
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	700,000	738,500
Rite Aid Corp.:
6.75% 6/15/21	6,770,000	7,328,525
7.7% 2/15/27	364,000	404,950
9.25% 3/15/20	785,000	894,900
Tops Markets LLC 8.875% 12/15/17	890,000	971,213
		15,327,971
Food/Beverage/Tobacco - 2.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,867,000	2,004,691
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,416,000	2,521,700
Constellation Brands, Inc. 3.75% 5/1/21	370,000	367,688
DS Waters of America, Inc. 10% 9/1/21 (e)	620,000	688,200
ESAL GmbH 6.25% 2/5/23 (e)	3,295,000	3,274,406
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	$ 1,310,000	$ 1,418,075
H.J. Heinz Co. 6.375% 7/15/28	145,000	155,513
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	911,400
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	900,000	900,000
JBS Finance II Ltd. 8.25% 1/29/18 (e)	1,195,000	1,277,156
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (e)	605,000	653,400
7.25% 6/1/21 (e)	1,940,000	2,095,200
8.25% 2/1/20 (e)	2,780,000	3,026,725
Post Holdings, Inc.:
6% 12/15/22 (e)(g)	730,000	736,388
6.75% 12/1/21 (e)	1,350,000	1,431,000
7.375% 2/15/22	370,000	401,450
7.375% 2/15/22 (e)	2,265,000	2,457,525
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	220,000
		24,540,517
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,346,156
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,010,000	1,597,950
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (e)	1,220,000	1,230,675
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,360,000	1,084,600
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,570,400
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	591,500
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	438,900
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	774,675
8.625% 2/1/19	2,610,000	3,112,425
PNK Finance Corp. 6.375% 8/1/21 (e)	1,380,000	1,452,450
Scientific Games Corp. 6.625% 5/15/21 (e)(g)	2,000,000	1,970,000
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	445,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	$ 2,040,000	$ 2,131,800
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,260,000	1,294,650
		19,041,181
Healthcare - 8.0%
Alere, Inc.:
6.5% 6/15/20	2,290,000	2,410,225
7.25% 7/1/18	790,000	863,075
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	295,000	311,225
Community Health Systems, Inc.:
5.125% 8/1/21 (e)	3,525,000	3,577,875
6.875% 2/1/22 (e)	6,885,000	7,246,463
7.125% 7/15/20	1,115,000	1,209,775
8% 11/15/19	7,242,000	7,948,095
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (e)	290,000	292,900
Endo Finance Co. 7% 12/15/20 (e)	375,000	402,188
HCA Holdings, Inc.:
3.75% 3/15/19	1,755,000	1,785,713
5% 3/15/24	1,370,000	1,390,550
5.875% 3/15/22	620,000	675,025
5.875% 5/1/23	510,000	527,850
6.25% 2/15/21	1,045,000	1,118,150
6.5% 2/15/20	2,595,000	2,948,569
7.25% 9/15/20	1,025,000	1,103,156
IMS Health, Inc. 6% 11/1/20 (e)	440,000	464,200
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)(h)	140,000	145,600
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	230,000	253,000
LifePoint Hospitals, Inc. 5.5% 12/1/21 (e)	465,000	488,250
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	705,000	723,506
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	1,610,000	1,677,620
6.75% 10/15/22	1,440,000	1,558,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,245,000	1,276,125
5.5% 2/1/21	925,000	971,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International 4.5% 11/15/20	$ 440,000	$ 431,200
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,065,400
4.5% 4/1/21	220,000	218,350
4.75% 6/1/20	620,000	627,750
5% 3/1/19 (e)	755,000	770,100
6% 10/1/20	960,000	1,032,000
6.25% 11/1/18	935,000	1,030,838
6.75% 2/1/20	895,000	957,650
8.125% 4/1/22	6,650,000	7,564,375
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	590,000	614,338
6.75% 8/15/21 (e)	1,035,000	1,099,688
6.875% 12/1/18 (e)	2,915,000	3,068,038
7% 10/1/20 (e)	715,000	761,475
7.25% 7/15/22 (e)	1,100,000	1,190,750
7.5% 7/15/21 (e)	1,555,000	1,726,050
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,945,000	3,151,150
		68,678,337
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	880,000	908,600
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,751,300
CBRE Group, Inc. 6.625% 10/15/20	655,000	694,300
iStar Financial, Inc. 4.875% 7/1/18	445,000	455,013
KB Home:
7.25% 6/15/18	230,000	257,600
8% 3/15/20	790,000	900,600
Lennar Corp. 4.5% 6/15/19	415,000	421,225
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,634,300
8.375% 1/15/21	1,695,000	2,017,050
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	745,000	731,963
William Lyon Homes, Inc.:
5.75% 4/15/19 (e)	345,000	352,763
8.5% 11/15/20	880,000	983,400
		11,108,114
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	$ 495,000	$ 510,469
6.75% 6/1/19	2,265,000	2,412,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	1,785,000	1,887,638
		4,810,332
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	3,590,000	3,850,275
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (e)	840,000	838,950
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	1,585,000	1,624,625
5.375% 6/1/24 (e)	465,000	469,069
		2,932,644
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	545,000	384,225
6.25% 6/1/21	490,000	335,650
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	239,936
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	514,800
CONSOL Energy, Inc.:
5.875% 4/15/22 (e)	1,670,000	1,732,625
8.25% 4/1/20	720,000	783,000
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	440,000
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	1,270,000	1,381,125
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	179,461
Peabody Energy Corp.:
6% 11/15/18	985,000	1,026,863
7.875% 11/1/26	705,000	749,063
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	440,213
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	215,000	225,213
8.25% 1/15/21 (e)	1,155,000	1,198,313
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	170,400
Walter Energy, Inc.:
8.5% 4/15/21	525,000	283,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Walter Energy, Inc.: - continued
9.5% 10/15/19 (e)	$ 325,000	$ 329,063
11% 4/1/20 pay-in-kind (e)(h)	1,080,000	815,400
		11,228,850
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	341,138
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	435,750
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,735,938
		3,512,826
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (e)	195,000	222,788
R.R. Donnelley & Sons Co. 6% 4/1/24	400,000	404,000
		626,788
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (e)	455,000	473,769
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	1,328,400
		1,802,169
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	954,744
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	711,550
		1,666,294
Services - 2.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	80,000	88,600
APX Group, Inc.:
6.375% 12/1/19	4,543,000	4,656,575
8.75% 12/1/20	1,605,000	1,637,100
ARAMARK Corp. 5.75% 3/15/20	870,000	925,463
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	649,650
6.125% 11/1/23 (e)	255,000	273,169
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (e)	470,000	470,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	1,740,000	1,844,400
Corrections Corp. of America 4.125% 4/1/20	1,005,000	1,002,488
Garda World Security Corp. 7.25% 11/15/21 (e)	370,000	388,963
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
5.875% 10/15/20	$ 685,000	$ 724,388
6.25% 10/15/22	625,000	667,969
Laureate Education, Inc. 9.25% 9/1/19 (e)	8,536,000	8,962,738
The Geo Group, Inc.:
5.125% 4/1/23	300,000	297,750
6.625% 2/15/21	235,000	252,038
TMS International Corp. 7.625% 10/15/21 (e)	185,000	197,488
		23,038,779
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	482,582
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,856,450
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	995,000	1,042,263
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	1,845,000	1,879,594
8.125% 2/15/19	2,145,000	2,225,438
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	610,000	618,752
Teekay Corp. 8.5% 1/15/20	825,000	953,906
		9,058,985
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	1,440,000	1,387,800
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,625,000	4,740,625
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	435,000	487,200
		6,615,625
Super Retail - 1.9%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	1,410,000	1,452,300
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	855,000	814,388
7.75% 6/1/20 (e)	1,860,000	1,311,300
8.875% 3/15/19	195,000	166,238
9% 3/15/19 (e)	4,135,000	4,248,713
Limited Brands, Inc.:
6.625% 4/1/21	670,000	753,750
7% 5/1/20	605,000	689,700
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	527,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	$ 4,970,000	$ 5,429,725
Sonic Automotive, Inc. 5% 5/15/23	130,000	128,375
The Bon-Ton Department Stores, Inc. 8% 6/15/21	545,000	520,475
		16,042,814
Technology - 3.6%
ADT Corp. 6.25% 10/15/21	820,000	863,050
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	510,000	525,300
Avaya, Inc. 10.5% 3/1/21 (e)	3,043,138	2,754,040
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	3,490,000	3,673,225
BMC Software, Inc. 7.25% 6/1/18	625,000	653,125
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(h)	1,860,000	1,841,400
CDW LLC/CDW Finance Corp.:
8% 12/15/18	360,000	385,200
8.5% 4/1/19	1,090,000	1,186,738
Ceridian Corp. 8.875% 7/15/19 (e)	335,000	377,713
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,400,000	1,393,000
Entegris, Inc. 6% 4/1/22 (e)	265,000	266,325
First Data Corp.:
6.75% 11/1/20 (e)	990,000	1,063,013
7.375% 6/15/19 (e)	495,000	530,888
8.25% 1/15/21 (e)	1,212,000	1,315,020
8.75% 1/15/22 pay-in-kind (e)(h)	1,065,000	1,166,175
10.625% 6/15/21	450,000	515,813
11.75% 8/15/21	465,000	516,150
12.625% 1/15/21	635,000	763,588
Infor U.S., Inc. 9.375% 4/1/19	415,000	464,281
Lucent Technologies, Inc. 6.45% 3/15/29	700,000	684,250
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	880,000	884,400
5.75% 3/15/23 (e)	225,000	240,188
Sanmina Corp. 4.375% 6/1/19 (e)(g)	950,000	954,750
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,621,344
Seagate HDD Cayman 4.75% 1/1/25 (e)	1,330,000	1,321,688
SunGard Data Systems, Inc. 6.625% 11/1/19	1,100,000	1,163,250
VeriSign, Inc. 4.625% 5/1/23	695,000	679,363
Viasystems, Inc. 7.875% 5/1/19 (e)	310,000	327,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 2,440,000	$ 2,738,900
10.25% 7/15/19 (e)	170,000	190,825
		31,060,827
Telecommunications - 8.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	621,638
6.75% 11/15/20 (e)	1,345,000	1,429,063
Altice Financing SA:
6.5% 1/15/22 (e)	3,315,000	3,497,325
7.875% 12/15/19 (e)	350,000	382,139
Altice Finco SA:
8.125% 1/15/24 (e)	2,490,000	2,701,650
9.875% 12/15/20 (e)	1,575,000	1,810,856
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,158,000
Columbus International, Inc. 7.375% 3/30/21 (e)	4,660,000	4,933,775
Crown Castle International Corp. 5.25% 1/15/23	660,000	686,400
Digicel Group Ltd. 6% 4/15/21 (e)	3,455,000	3,524,100
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,819,350
Inmarsat Finance PLC 4.875% 5/15/22 (e)(g)	1,410,000	1,424,100
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	2,900,000	2,885,500
6.625% 12/15/22 (e)	2,205,000	2,298,713
7.5% 4/1/21	2,420,000	2,649,900
Intelsat Luxembourg SA 7.75% 6/1/21	3,295,000	3,492,700
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)	1,020,000	1,078,650
7% 6/1/20	675,000	730,688
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,815,825
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	402,825
SBA Communications Corp. 5.625% 10/1/19	445,000	469,475
Sprint Capital Corp.:
6.875% 11/15/28	1,195,000	1,224,875
6.9% 5/1/19	7,580,000	8,375,900
Sprint Communications, Inc.:
6% 11/15/22	1,015,000	1,047,988
9% 11/15/18 (e)	465,000	564,975
Sprint Corp.:
7.125% 6/15/24 (e)	1,160,000	1,249,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.: - continued
7.25% 9/15/21 (e)	$ 3,850,000	$ 4,263,875
7.875% 9/15/23 (e)	2,335,000	2,638,550
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	655,000	691,025
6.25% 4/1/21	1,310,000	1,391,875
6.464% 4/28/19	2,300,000	2,435,125
6.542% 4/28/20	1,150,000	1,242,000
6.625% 4/1/23	1,440,000	1,555,200
6.633% 4/28/21	970,000	1,045,175
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,612,650
ViaSat, Inc. 6.875% 6/15/20	870,000	940,144
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,339,850
7.375% 4/23/21 (e)	1,405,000	1,454,175
		72,885,954
Textiles & Apparel - 0.3%
DPL, Inc. 7.75% 10/15/20 (e)	1,085,000	922,250
Hanesbrands, Inc. 6.375% 12/15/20	1,845,000	1,999,519
		2,921,769
TOTAL NONCONVERTIBLE BONDS		671,150,733
TOTAL CORPORATE BONDS (Cost $638,678,756)		674,118,034
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $37,519)	70,150	44,545
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	431,056
Building Materials - 0.2%
Nortek, Inc. (a)	18,580	1,561,092
Common Stocks - continued
	Shares	Value
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	$ 67,358
Class B (a)	254	22,423
		89,781
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	195,000
TOTAL COMMON STOCKS (Cost $2,455,408)		2,276,929
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,866	3,410,712
Huntington Bancshares, Inc. 8.50%	3,170	4,168,550
		7,579,262
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,565,688
TOTAL CONVERTIBLE PREFERRED STOCKS		9,144,950
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	3,602	3,632,617
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	103,471	2,806,134
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,438,751
TOTAL PREFERRED STOCKS (Cost $12,186,968)		15,583,701
Bank Loan Obligations - 12.3%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 470,000	467,063
Tranche D, term loan 5/21/21 (i)	965,000	957,763
		1,424,826
Bank Loan Obligations - continued
	Principal Amount	Value
Automotive - 0.4%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	$ 518,700	$ 519,374
Chrysler Group LLC:
term loan 3.25% 12/31/18 (h)	1,540,000	1,524,600
Tranche B, term loan 3.5% 5/24/17 (h)	354,090	354,532
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (h)	1,185,000	1,173,150
		3,571,656
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (h)	233,175	234,341
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	533,663	532,995
		767,336
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	867,195	867,195
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (h)	445,000	445,556
		1,312,751
Cable TV - 0.5%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	3,049,772	3,053,584
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	765,313	753,833
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (h)	599,950	600,916
		4,408,333
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	4,046,675	4,036,558
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	1,625,678	1,621,614
SRAM LLC. Tranche B, term loan 4.0055% 4/10/20 (h)	738,278	730,895
		6,389,067
Chemicals - 0.2%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	215,054	215,054
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	1,183,010	1,181,531
		1,396,585
Bank Loan Obligations - continued
	Principal Amount	Value
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	$ 174,125	$ 173,907
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	1,895,480	1,883,728
		2,057,635
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	855,000	851,794
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (h)	1,295,000	1,297,428
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	517,400	508,346
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	1,955,225	1,918,565
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	263,014	259,727
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	715,000	713,213
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	307,690	306,152
		3,197,657
Energy - 0.8%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	1,860,000	1,839,261
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	2,410,000	2,482,300
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	1,164,461	1,161,550
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	158,800	158,800
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	980,000	975,100
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)	209,186	209,186
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)	29,099	29,099
Tranche M, term loan 4.25% 12/16/20 (h)	10,852	10,852
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (h)	134,663	135,511
		7,001,659
Bank Loan Obligations - continued
	Principal Amount	Value
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	$ 584,100	$ 582,640
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	615,000	611,925
		1,194,565
Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	2,260,000	2,245,875
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	735,000	736,838
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	998,813	1,002,559
		3,985,272
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (h)	250,000	246,875
Tranche B 1LN, term loan 4.25% 2/18/21 (h)	498,750	496,880
Post Holdings, Inc. Tranche B, term loan 3.75% 5/28/21 (h)	95,000	95,238
		838,993
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	2,505,000	2,479,950
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (h)	188,528	192,298
5.5% 11/21/19 (h)	80,798	82,413
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	1,167,075	1,164,157
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	248,750	248,750
		4,167,568
Healthcare - 0.7%
Catalent Pharma Solutions, Inc. Tranche B 1LN, term loan 4.5% 5/20/21 (h)	710,000	713,550
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (h)	160,441	161,042
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	485,000	485,000
Tranche B 1LN, term loan 4.75% 4/23/21 (h)	385,000	385,000
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9836% 5/1/18 (h)	$ 979,702	$ 980,976
Tranche B 5LN, term loan 2.9% 3/31/17 (h)	1,103,250	1,104,684
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (h)	1,624,909	1,614,753
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	897,750	899,994
		6,344,999
Homebuilders/Real Estate - 0.2%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,646,998	1,644,939
Hotels - 0.5%
BRE Select Hotels Corp. 7.092% 5/9/18 (h)	1,149,636	1,149,636
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (h)	213,925	212,855
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	2,792,457	2,781,985
		4,144,476
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	2,285,000	2,282,144
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	180,000	181,800
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	471,834	457,089
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	1,963,275	1,948,550
		2,405,639
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)	4,590,000	4,521,150
Services - 1.2%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	1,420,000	1,412,900
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	691,438	693,166
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	313,427	313,427
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	$ 1,143,608	$ 1,139,319
Tranche DD, term loan 4% 11/8/20 (h)	292,551	291,454
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	5,030,613	4,955,154
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	1,631,303	1,633,342
		10,438,762
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	545,000	548,406
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	985,000	989,925
		1,538,331
Super Retail - 0.6%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	616,159	611,538
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	1,510,944	1,520,388
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	3,465,019	3,456,356
		5,588,282
Technology - 2.6%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	235,000	235,306
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (h)	1,185,000	1,190,925
Avaya, Inc. Tranche B 3LN, term loan 4.7272% 10/26/17 (h)	796,175	769,304
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	2,609,663	2,616,187
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,728,751	3,672,820
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	470,000	465,888
First Data Corp. term loan 4.15% 3/24/18 (h)	5,499,895	5,506,770
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (h)	942,638	943,816
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	3,946,446	3,916,847
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	943,825	936,746
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (h)	84,900	85,219
NXP BV Tranche D, term loan 3.75% 1/11/20 (h)	462,675	459,783
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	$ 425,000	$ 423,428
Tranche 2LN, term loan 8% 4/9/22 (h)	360,000	359,100
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9005% 2/28/17 (h)	247,254	247,563
Tranche E, term loan 4% 3/8/20 (h)	298,494	299,240
		22,128,942
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)	109,725	112,331
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	541,465	541,465
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	225,000	225,293
		879,089
TOTAL BANK LOAN OBLIGATIONS (Cost $105,902,458)		106,470,024
Preferred Securities - 1.3%

Banks & Thrifts - 1.1%
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,860,308
Barclays PLC 8.25% (f)(h)	1,830,000	2,008,408
Credit Agricole SA 7.875% (e)(f)(h)	1,295,000	1,415,797
Credit Suisse Group 7.5% (e)(f)(h)	1,165,000	1,311,137
JPMorgan Chase & Co.:
6.125% (f)(h)	470,000	480,040
6.75% (f)(h)	1,410,000	1,556,729
		9,632,419
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (f)(h)	1,410,000	1,439,237
TOTAL PREFERRED SECURITIES (Cost $10,279,703)		11,071,656
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $58,235,975)	58,235,975	$ 58,235,975
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $827,776,787)		867,800,864
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,482,657)
NET ASSETS - 100%		$ 863,318,207
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,406,314 or 38.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,402
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,565,688	$ -	$ 1,565,688	$ -
Financials	14,449,069	10,816,452	3,632,617	-
Industrials	1,650,873	1,561,092	-	89,781
Telecommunication Services	195,000	195,000	-	-
Corporate Bonds	674,118,034	-	674,118,034	-
Commercial Mortgage Securities	44,545	-	-	44,545
Bank Loan Obligations	106,470,024	-	104,835,388	1,634,636
Preferred Securities	11,071,656	-	11,071,656	-
Money Market Funds	58,235,975	58,235,975	-	-
Total Investments in Securities:	$ 867,800,864	$ 70,808,519	$ 795,223,383	$ 1,768,962
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $825,740,768. Net unrealized appreciation aggregated $42,060,096, of which $46,626,988 related to appreciated investment securities and $4,566,892 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2014

1.834744.108

SHI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.8%
	Principal Amount	Value
Aerospace - 0.3%
Triumph Group, Inc.:
4.875% 4/1/21	$ 1,425,000	$ 1,417,875
5.25% 6/1/22 (b)(c)	195,000	196,463
		1,614,338
Air Transportation - 1.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	570,632	657,653
5.5% 4/29/22	903,546	956,630
9.25% 5/10/17	223,145	250,481
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (b)	1,184,076	1,308,404
6.375% 7/2/17 (b)	690,000	739,163
6.75% 5/23/17	690,000	740,025
8.021% 8/10/22	827,859	963,462
8.954% 8/10/14	258,147	262,019
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	993,127	1,122,233
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,088,745	1,192,176
12% 1/15/16 (b)	141,366	159,744
		8,351,990
Automotive - 1.2%
Dana Holding Corp. 6% 9/15/23	1,390,000	1,469,925
General Motors Co. 3.5% 10/2/18 (b)	670,000	686,750
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,505,000	1,527,575
4.75% 8/15/17	860,000	918,050
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	515,000	533,669
Schaeffler Finance BV 4.25% 5/15/21 (b)	625,000	623,438
		5,759,407
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.5% 1/27/19	2,210,000	2,226,575
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,150,000	1,149,257
6% 12/19/23	105,000	112,532
Synovus Financial Corp. 7.875% 2/15/19	210,000	240,975
		3,729,339
Broadcasting - 0.3%
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,240,000	1,289,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.1%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	$ 4,390,000	$ 4,741,200
6.875% 8/15/18 (b)	2,435,000	2,533,922
Masco Corp. 5.95% 3/15/22	2,175,000	2,389,781
		9,664,903
Cable TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19	4,705,000	4,975,538
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,589,538
DISH DBS Corp.:
4.25% 4/1/18	490,000	512,050
5.875% 7/15/22	1,000,000	1,072,500
6.75% 6/1/21	2,010,000	2,273,813
7.875% 9/1/19	2,260,000	2,689,400
Lynx I Corp. 5.375% 4/15/21 (b)	2,355,000	2,422,706
Numericable Group SA:
4.875% 5/15/19 (b)	685,000	698,700
6% 5/15/22 (b)	1,180,000	1,224,250
6.25% 5/15/24 (b)	235,000	245,869
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,125,000	1,153,125
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,410,000	1,554,525
		21,412,014
Chemicals - 2.7%
LSB Industries, Inc. 7.75% 8/1/19 (b)	1,355,000	1,446,463
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	3,017,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,525,000	3,666,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,020,000	2,073,025
Tronox Finance LLC 6.375% 8/15/20	2,200,000	2,282,500
		12,484,988
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)	1,485,000	1,395,900
Containers - 2.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	2,420,000	2,550,075
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	7,245,000	7,045,763
		9,595,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 13.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	$ 855,000	$ 860,344
4.5% 5/15/21 (b)	3,955,000	3,984,663
Aircastle Ltd.:
4.625% 12/15/18	3,275,000	3,365,063
5.125% 3/15/21	1,735,000	1,765,363
6.25% 12/1/19	1,965,000	2,127,113
6.75% 4/15/17	660,000	737,550
CIT Group, Inc.:
3.875% 2/19/19	665,000	672,481
5.25% 3/15/18	590,000	633,513
5.5% 2/15/19 (b)	700,000	756,000
FLY Leasing Ltd. 6.75% 12/15/20	3,245,000	3,415,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	4,585,000	4,636,581
4.875% 3/15/19	3,970,000	4,064,288
5.875% 2/1/22	4,515,000	4,695,600
6% 8/1/20	2,230,000	2,397,250
ILFC E-Capital Trust I 5.21% 12/21/65 (b)(d)	1,875,000	1,828,125
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	1,545,000	1,525,688
International Lease Finance Corp.:
3.875% 4/15/18	1,510,000	1,551,525
4.625% 4/15/21	510,000	518,925
5.875% 4/1/19	485,000	529,863
5.875% 8/15/22	775,000	827,313
6.25% 5/15/19	3,380,000	3,756,025
8.75% 3/15/17	4,135,000	4,832,781
SLM Corp.:
4.875% 6/17/19	2,310,000	2,367,750
5.5% 1/15/19	4,715,000	4,963,910
5.5% 1/25/23	3,135,000	3,095,813
8% 3/25/20	455,000	525,525
8.45% 6/15/18	1,690,000	1,989,975
		62,424,390
Diversified Media - 0.7%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,335,000	1,351,688
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	2,050,000	2,129,438
		3,481,126
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18	$ 4,620,000	$ 4,897,200
NRG Energy, Inc.:
6.25% 7/15/22 (b)	1,040,000	1,102,400
7.625% 1/15/18	3,505,000	4,000,081
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,385,000	7,994,263
The AES Corp.:
3.2411% 6/1/19 (d)	550,000	554,813
4.875% 5/15/23	3,400,000	3,332,000
7.375% 7/1/21	5,749,000	6,611,350
		28,492,107
Energy - 10.5%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,890,000	1,975,050
4.875% 3/15/24	265,000	277,588
Chesapeake Energy Corp.:
4.875% 4/15/22	1,350,000	1,398,938
6.125% 2/15/21	3,445,000	3,871,319
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,092,906
6.125% 7/15/22	1,195,000	1,302,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (b)	1,325,000	1,387,938
Denbury Resources, Inc.:
5.5% 5/1/22	2,025,000	2,085,750
6.375% 8/15/21	4,025,000	4,326,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	2,595,000	2,776,650
Exterran Holdings, Inc. 7.25% 12/1/18	10,249,000	10,825,477
Gibson Energy, Inc. 6.75% 7/15/21 (b)	1,965,000	2,127,113
Hornbeck Offshore Services, Inc.:
5% 3/1/21	475,000	466,688
5.875% 4/1/20	310,000	322,400
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,151,000	3,387,325
Precision Drilling Corp. 6.625% 11/15/20	1,760,000	1,883,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	615,000	581,175
5.25% 5/1/23	2,175,000	2,223,938
6.375% 8/1/22	1,391,000	1,491,848
6.875% 2/1/21	450,000	482,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	$ 245,000	$ 258,475
Whiting Petroleum Corp.:
5% 3/15/19	2,935,000	3,092,756
5.75% 3/15/21	1,385,000	1,495,800
		49,134,384
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	850,000	884,000
Food & Drug Retail - 0.5%
JBS Investments GmbH:
7.25% 4/3/24 (b)	475,000	496,199
7.75% 10/28/20 (b)	1,655,000	1,776,560
		2,272,759
Food/Beverage/Tobacco - 2.0%
ESAL GmbH 6.25% 2/5/23 (b)	3,850,000	3,825,938
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (b)	1,855,000	2,003,400
8.25% 2/1/20 (b)	3,235,000	3,522,106
		9,351,444
Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (b)	485,000	503,188
5.375% 11/1/23 (b)	1,360,000	1,411,000
MCE Finance Ltd. 5% 2/15/21 (b)	6,485,000	6,468,788
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	1,220,000	1,220,000
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,990,000	4,099,725
		13,702,701
Healthcare - 5.7%
Community Health Systems, Inc.:
5.125% 8/15/18	5,155,000	5,419,194
5.125% 8/1/21 (b)	1,160,000	1,177,400
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	780,000	851,175
HCA Holdings, Inc.:
3.75% 3/15/19	1,000,000	1,017,500
5% 3/15/24	4,855,000	4,927,825
HealthSouth Corp. 7.25% 10/1/18	1,813,000	1,905,916
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	$ 145,000	$ 155,513
6.875% 5/1/21	1,635,000	1,782,150
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,310,000	3,475,500
Tenet Healthcare Corp.:
6% 10/1/20	2,970,000	3,192,750
6.25% 11/1/18	400,000	441,000
Valeant Pharmaceuticals International 6.875% 12/1/18 (b)	2,385,000	2,510,213
		26,856,136
Homebuilders/Real Estate - 2.7%
CBRE Group, Inc.:
5% 3/15/23	825,000	831,188
6.625% 10/15/20	855,000	906,300
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	837,425
3.75% 3/1/19	665,000	667,494
4.375% 9/15/22	1,250,000	1,231,250
4.75% 5/15/17	1,425,000	1,512,281
Howard Hughes Corp. 6.875% 10/1/21 (b)	800,000	860,000
Lennar Corp.:
4.125% 12/1/18	1,855,000	1,887,463
4.5% 6/15/19	665,000	674,975
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	963,050
4.375% 4/15/23	2,425,000	2,364,375
		12,735,801
Leisure - 1.1%
NCL Corp. Ltd. 5% 2/15/18	2,025,000	2,090,813
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,499,188
7.5% 10/15/27	1,415,000	1,609,563
		5,199,564
Metals/Mining - 3.2%
CONSOL Energy, Inc.:
5.875% 4/15/22 (b)	3,365,000	3,491,188
8.25% 4/1/20	790,000	859,125
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	3,795,000	4,003,725
8.25% 11/1/19 (b)	930,000	1,011,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
New Gold, Inc. 6.25% 11/15/22 (b)	$ 2,885,000	$ 2,978,763
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	1,068,450
8.25% 1/15/21 (b)	1,735,000	1,800,063
		15,212,689
Paper - 1.6%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	2,595,000	2,724,750
7.75% 7/15/17 (b)	4,195,000	4,677,425
		7,402,175
Publishing/Printing - 1.2%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	1,615,000	1,695,750
7% 2/15/22	620,000	678,900
7.25% 5/15/18	422,000	489,520
7.875% 3/15/21	610,000	699,975
Time, Inc. 5.75% 4/15/22 (b)	1,870,000	1,870,000
		5,434,145
Services - 2.8%
APX Group, Inc. 6.375% 12/1/19	1,515,000	1,552,875
Audatex North America, Inc. 6% 6/15/21 (b)	3,190,000	3,397,350
Bankrate, Inc. 6.125% 8/15/18 (b)	2,870,000	3,052,963
FTI Consulting, Inc. 6.75% 10/1/20	4,685,000	5,001,238
		13,004,426
Shipping - 1.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	4,730,000	4,818,688
Steel - 0.4%
Steel Dynamics, Inc. 6.125% 8/15/19	1,787,000	1,943,363
Super Retail - 0.7%
Best Buy Co., Inc. 5% 8/1/18	3,325,000	3,458,000
Technology - 7.3%
Activision Blizzard, Inc. 5.625% 9/15/21 (b)	680,000	732,700
ADT Corp.:
2.25% 7/15/17	345,000	341,550
4.125% 4/15/19	995,000	1,002,363
4.125% 6/15/23	2,340,000	2,187,900
6.25% 10/15/21	2,720,000	2,862,800
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.75% 5/15/17 (b)	930,000	935,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Brocade Communications Systems, Inc. 4.625% 1/15/23	$ 1,160,000	$ 1,104,900
Flextronics International Ltd. 4.625% 2/15/20	3,050,000	3,118,625
Micron Technology, Inc. 5.875% 2/15/22 (b)	6,795,000	7,253,663
Nuance Communications, Inc. 5.375% 8/15/20 (b)	6,482,000	6,595,435
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	1,555,000	1,562,775
Seagate HDD Cayman:
3.75% 11/15/18 (b)	2,695,000	2,775,850
4.75% 1/1/25 (b)	725,000	720,469
VeriSign, Inc. 4.625% 5/1/23	2,390,000	2,336,225
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	972,900
		34,503,968
Telecommunications - 8.0%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	938,950
7.875% 12/15/19 (b)	5,840,000	6,376,264
DigitalGlobe, Inc. 5.25% 2/1/21	4,955,000	4,868,288
Inmarsat Finance PLC 4.875% 5/15/22 (b)(c)	765,000	772,650
MasTec, Inc. 4.875% 3/15/23	1,420,000	1,366,750
Sprint Capital Corp.:
6.875% 11/15/28	2,335,000	2,393,375
8.75% 3/15/32	995,000	1,151,713
Sprint Communications, Inc.:
7% 3/1/20 (b)	1,765,000	2,034,163
9% 11/15/18 (b)	3,810,000	4,629,150
Sprint Corp. 7.875% 9/15/23 (b)	1,660,000	1,875,800
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	4,645,000	4,877,250
6.464% 4/28/19	1,725,000	1,826,344
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	408,500
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	2,835,000	2,990,925
7.25% 2/15/18 (b)	1,015,000	1,070,825
		37,580,947
Textiles & Apparel - 0.8%
The William Carter Co. 5.25% 8/15/21 (b)	3,730,000	3,888,525
TOTAL NONCONVERTIBLE BONDS (Cost $404,295,448)		417,079,655
Bank Loan Obligations - 6.0%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 5/21/21 (e)	$ 525,000	$ 521,063
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	259,350	259,687
Chrysler Group LLC term loan 3.25% 12/31/18 (d)	520,000	514,800
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/12/20 (e)	200,000	201,250
		975,737
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (d)	550,000	550,688
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	3,601,855	3,547,827
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	630,000	631,181
Electric Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	3,415,000	3,350,969
Energy - 0.4%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,020,000	1,008,627
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (d)	59,850	59,700
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	992,513	988,791
		2,057,118
Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.75% 5/28/21 (d)	55,000	55,138
Gaming - 0.9%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	4,049,300	4,039,177
Healthcare - 0.6%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	294,263	295,366
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	1,030,000	1,028,713
Grifols, S.A. Tranche B, term loan 3.15% 2/27/21 (d)	1,660,000	1,651,700
		2,975,779
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	$ 95,000	$ 95,950
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	676,600	671,526
Services - 0.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	665,000	661,675
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	550,659	548,594
Tranche DD, term loan 4% 11/8/20 (d)	140,866	140,338
		1,350,607
Technology - 1.6%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (d)	995,000	993,756
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	3,613,342	3,609,006
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	1,770,000	1,756,725
NXP BV Tranche D, term loan 3.75% 1/11/20 (d)	1,009,925	1,003,613
		7,363,100
TOTAL BANK LOAN OBLIGATIONS (Cost $28,240,113)		28,185,860
Preferred Securities - 1.5%

Banks & Thrifts - 1.5%
Barclays Bank PLC 7.625% 11/21/22 (Cost $6,473,741)	6,175,000	7,107,605
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $13,961,289)	13,961,289	$ 13,961,289
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $452,970,591)		466,334,409
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,368,781
NET ASSETS - 100%		$ 469,703,190
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,814,165 or 36.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,531
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 417,079,655	$ -	$ 417,079,655	$ -
Bank Loan Obligations	28,185,860	-	28,185,860	-
Preferred Securities	7,107,605	-	7,107,605	-
Money Market Funds	13,961,289	13,961,289	-	-
Total Investments in Securities:	$ 466,334,409	$ 13,961,289	$ 452,373,120	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $452,612,663. Net unrealized appreciation aggregated $13,721,746, of which $14,732,124 related to appreciated investment securities and $1,010,378 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014